Income Tax Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ (44,086,937)	$ (51,283,196)	$ (31,590,582)
Accumulated deficit	(321,067,236)	(278,386,749)
Tax credits for research and development expenditures	161,510	245,802	1,467,816
Research and development expense	42,495,379	38,000,494	$ 22,021,321
Provision for income tax	132,667	99,221
ASLAN Pharmaceuticals Pte. Ltd.
Major Components Of Tax Expense Income [Line Items]
Accumulated unused tax losses	275,000,000	238,000,000
Accumulated deficit	321,000,000	279,000,000
Tax credits for research and development expenditures	$ 78,000,000	$ 77,000,000
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	20.00%
Corporate surtax rate	5.00%
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Provision for income tax	$ 0	$ 0	$ 0
Singapore | ASLAN Pharmaceuticals Pte. Ltd.
Major Components Of Tax Expense Income [Line Items]
Taxable income	0	0	0
Australia
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0	0
Statutory corporate income tax rate	30.00%
Provision for income tax	$ 0	0	0
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0	0
Statutory corporate income tax rate	16.50%
Provision for income tax	$ 0	0	0
China
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0	0
Statutory corporate income tax rate	25.00%
Provision for income tax	$ 0	0	0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income	531,794	377,994	94,487
Provision for income tax	$ 0	$ 0	$ 0
Federal income tax rate	21.00%
State income tax rate	8.70%